Retirement benefits	12 Months Ended
Mar. 31, 2023
Retirement benefits
22. Retirement benefits
Gratuity
In accordance with Indian law, the Bank provides for gratuity, a defined benefit retirement plan, covering eligible employees. The plan provides for lump sum payments to vested employees at retirement, resignation, death while in employment or on termination of employment in an amount equivalent to 15 days’ eligible salary payable for each completed year of service. Vesting occurs upon completion of five years of service. The Bank makes annual contributions to funds administered by trustees and managed by insurance companies for amounts notified by said insurance companies, and in respect of certain employees, the Bank makes contributions to a fund set up for the purpose and administered by the board of trustees. The contributions are invested in specific designated instruments as permitted by Indian law. The Bank accounts for the liability for future gratuity benefits using the projected unit cost method based on an actuarial valuation done on March 31 of every year.
The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2022 and March 31, 2023:

	As of March 31,
	2022		2023		2023

	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	9,819.6	Rs.	10,688.7	US$	130.1
Service cost		1,268.0		1,398.6		17.0
Interest cost		631.2		773.4		9.4
Actuarial(gains)/ losses		(260.6)		(252.4)		(3.1)
Benefits paid		(769.5)		(1,116.7)		(13.6)

Projected benefit obligation, end of the period		10,688.7		11,491.6		139.8

Change in plan assets:
Fair value of plan assets, beginning of the period		8,344.6		10,019.3		121.9
Expected return on plan assets		574.1		668.2		8.1
Actuarial gains/(losses)		237.1		(390.0)		(4.7)

Actual return on plan assets		811.2		278.2		3.4
Employer contributions		1,633.0		1,735.3		21.1

Benefits paid		(769.5)		(1,116.7)		(13.6)

Fair value of plan assets, end of the period		10,019.3		10,916.1		132.8

Funded Status	Rs.	(669.4)	Rs.	(575.5)	US$	(7.0)

The Bank’s expected contribution to the gratuity fund for the next fiscal year is estimated at Rs. 1,824.1 million. The accumulated benefit obligation as of March 31, 2022 and March 31, 2023 was Rs. 6,914.8 million and Rs. 8,294.7 million, respectively. The vested accumulated benefit obligation as on March 31, 2022 and March 31, 2023 was Rs. 6,397.4 million and Rs. 7,519.8 million, respectively.

Net gratuity cost for the years ended March 31, 2021, March 31, 2022 and March 31, 2023 was comprised of the following components:

	Fiscal years ended March 31,
	2021		2022		2023		2023

	(In millions)
Service cost	Rs.	1,107.0	Rs.	1,268.0	Rs.	1,398.6	US$	17.0
Interest cost		561.6		631.2		773.4		9.4
Expected return on plan assets		(448.4)		(574.1)		(668.2)		(8.1)
Actuarial (gains)/losses		(463.6)		(497.7)		137.6		1.6

Net gratuity cost	Rs.	756.6	Rs.	827.4	Rs.	1,641.4	US$	19.9

The assumptions used in accounting for the gratuity plan are set out below:

Fiscal years ended March 31,
	2021	2022	2023

(% per annum)
Discount rate ( * )	4.4-7.0	5.1-7.3	5.1-7.9
Rate of increase in compensation levels of covered employees	5.0-9.0	6.0-11.0	6.0-11.0
Rate of return on plan assets	4.4-7.0	5.1-7.0	5.1-7.2
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table

( * )	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

The rate of return on plan assets is based on historical returns, the current market conditions, anticipated future assets allocation and expected future returns. The rate of return on plan assets represents a long-term average view of the expected return.
The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Fiscal years ending March 31,	Benefit payments
	(In millions)

2024	Rs.	1,638.6
2025		1,352.0
2026		1,108.3
2027		966.1
2028		1,024.9
2029 - 2033		3,919.2
The expected benefit payments are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2023.

The gratuity contributions of the Bank which are administered by a trust set up for the purpose are managed by two insurance companies, and, in respect of certain employees
,
the funds are invested by the trust set up for said purpose. The overall asset allocation of the gratuity fund by the two insurance companies is structured so as to provide stable earnings while still allowing for potentially higher returns through an investment in equity securities. As of March 31, 2023, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2023
	Funds managed by insurance company (1) ( * )	Funds managed by insurance company (2) ( * )	Funds managed by trust

Government securities	81.3%	32.4%	26.1%
Debenture and bonds	9.7%	17.2%	24.5%
Equity securities	8.9%	43.9%	—
Other	0.1%	6.5%	49.4%

Total	100.0%	100.0%	100.0%

( * )	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2023 are provided separately.
Pension
In respect of pensions payable to certain erstwhile CBoP employees, which are payable pursuant to a defined benefit scheme, the Bank contributes 10% of basic salary to a pension fund set up by the Bank and administered by the board of trustees, and the balance amount is provided based on an actuarial valuation at the balance sheet date conducted by an independent actuary. In respect of employees who have moved to a cost to company (“CTC”) driven compensation structure and have completed services up to 15 years as on the date of movement to a CTC driven compensation structure, any contribution made until such date, and any additional one-time contribution made for employees (who have completed more than 10 years but less than 15 years) stand frozen and will be converted into an annuity on separation after a lock-in-period of two years. Hence, for this category of employees, liability stands frozen and no additional provision is required except for interest, if any. In respect of employees who accepted the offer and have completed services for more than 15 years, the pension would be paid based on the employee’s salary as of the date of movement to a CTC driven compensation structure and a provision is made based on an actuarial valuation at the balance sheet date conducted by an independent actuary.

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2022 and March 31, 2023:

	As of March 31,
	2022		2023		2023

	(In millions)

Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	862.0	Rs.	840.9	US$	10.3
Plan amendment (prior service cost)		76.9		—		—
Service cost		16.1		18.5		0.2
Interest cost		55.8		57.3		0.7
Actuarial (gains)/losses		34.4		221.4		2.7
Benefits paid		(204.3)		(120.1)		(1.5)

Projected benefit obligation, end of the period		840.9		1018.0		12.4

Change in plan assets:
Fair value of plan assets, beginning of the period		3.3		8.7		0.1
Expected return on plan assets		0.4		0.4		—
Actuarial gains/(losses)		2.3		2.2		—

Actual return on plan assets		2.7		2.6		—
Employer contributions		207.0		111.8		1.5
Benefits paid		(204.3)		(120.1)		(1.5)

Fair value of plan assets, end of the period		8.7		3.0		0.1

Funded Status	Rs.	(832.2)	Rs.	(1,015.0)	US$	(12.3)

The Bank’s expected contribution to the pension fund for the next fiscal year is estimated at Rs. 229.5 million. The accumulated benefit obligation as of March 31, 2022 and March 31, 2023 was Rs. 354.6 million and Rs. 528.6 million, respectively. The vested accumulated benefit obligation as of March 31, 2022 and March 31, 2023 was Rs. 353.8 million and Rs. 527.5 million, respectively.
Net pension cost for the fiscal years ended March 31, 2021, March 31, 2022 and March 31, 2023 was comprised of the following components:

	As of March 31,
	2021		2022		2023		2023

	(In millions)
Service cost	Rs.	14.6	Rs.	93.0	Rs.	18.5	US$	0.2
Interest cost		37.7		55.8		57.3		0.7
Expected return on plan assets		(3.2)		(0.4)		(0.4)		—
Actuarial (gains)/losses		329.6		32.1		219.2		2.7

Net pension cost	Rs.	378.7	Rs.	180.5	Rs.	294.6	US$	3.6

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2021	2022	2023

	(% per annum)
Discount rate ( * )	7.0	7.3	7.9
Rate of increase in compensation levels of covered employees	7.0	7.0	10.0
Rate of return on plan assets	6.5	6.5	6.5
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table.

( * )	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.
The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Fiscal years ending March 31,	Benefit payments
(In millions)

2024	Rs. 110.7
2025	103.7
2026	77.8
2027	86.7
2028	92.9
2029-2033	766.6
The expected benefits are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2023.
The retirement funds of a section of the employees are managed by a trust set up for the purpose. The trust essentially manages the defined retirement benefit plans belonging to certain employees. The funds are mainly invested in government securities and other corporate bonds. The weighted-average asset allocation of said plan assets for the pension benefits as of March 31, 2023 is as follows:

Asset category	Funds managed by trust
Government securities	90.1%
Debenture and bonds	9.9%
Other	—

Total	100.0%

For information on fair value measurements, including descriptions of Levels 1, 2 and 3 of the fair value hierarchy and the valuation methods employed by the Bank, see note 30—Fair value measurements.

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2022 and March 31, 2023 are summarized in the table below.

	As of March 31, 2022						As of March 31, 2023
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3

	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	779.8	Rs.	—	Rs.	—	Rs.	864.5
Funds managed by insurance company (2)		—		9,016.0		—		—		9,829.4		—
Funds managed by trust
— Government securities		—		68.1		—		—		60.8		—
— Debenture and bonds		—		53.0		—		—		54.8		—
— Others		111.1		—		—		109.6		—		—

Total	Rs.	111.1	Rs.	9,137.1	Rs.	779.8	Rs.	109.6	Rs.	9,945.0	Rs.	864.5

							US$	1.3	US$	121.0	US$	10.5

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2022 and March 31, 2023.

	Funds managed by Insurance companies as of March 31,
	2022		2023		2023

	(In millions)
Particulars
Opening balance	Rs.	664.1	Rs.	779.8	US$	9.5
Realized interest credited to fund		48.1		54.8		0.7
Contribution during the period		131.1		148.6		1.8
Amount paid towards claim		(63.5)		(118.7)		(1.5)

Closing balance	Rs.	779.8	Rs.	864.5	US$	10.5

Superannuation
Eligible employees of the Bank are entitled to receive retirement benefits under the Bank’s superannuation fund. The superannuation fund is a defined contribution plan under which the Bank annually contributes a sum equivalent to 13% of the employee’s eligible annual salary (15% for the Managing Director, Executive Directors and for certain employees of CBoP) to the insurance companies in India, which administers the fund. The Bank has no liability for future superannuation fund benefits other than its annual contribution, and recognizes such contributions as an expense in the year incurred. The Bank incurred Rs. 1,513.7 million, Rs. 1,795.3 million and Rs. 2,322.0 million towards superannuation expense for the fiscal
years ended March 31, 2021, March 31, 2022 and March 31, 2023, respectively.

Provident fund
In accordance with Indian law, eligible employees of the Bank are entitled to receive benefits under the provident fund, a defined contribution plan in which both the employee and the Bank contribute monthly at a determined rate (currently 12% of an employee’s eligible salary). These contributions are made to a fund set up by the Bank and administered by a board of trustees, except that, out of the employer’s contribution, an amount equal to 8.33% of the lower of employee’s monthly eligible salary or Rs. 0.015 million, is contributed by the Bank to the Pension Scheme administered by the Regional Provident Fund Commissioner. Employees are credited with interest, which is subject to a government specified minimum rate. The Bank has no liability for future provident fund benefits other than its annual contribution and the shortfall, if any, between the government-specified minimum rate and the yield on the fund’s assets, and recognizes such contributions as an expense in the year incurred. The amount contributed being Rs. 5,429.6 million, Rs. 6,844.7 million and Rs. 8,238.2 million to the Provident Fund Trust and Regional Provident Fund Commissioner for the
fiscal
years ended March 31, 2021, March 31, 2022 and March 31, 2023, respectively.
National Pension Scheme
In respect of employees who opt for contribution to the National Pension Scheme, the Bank contributes a certain percentage of the basic salary of employees to the aforesaid scheme, a defined contribution plan, which is managed and administered by pension fund management companies. The Bank has no liability other than its contribution, and recognizes such contributions as an expense in the year incurred. The amount contributed being Rs. 57.2 million and Rs. 78.0 million to the National Pension Scheme for the fiscal years ended March 31, 2022 and March 31, 2023, respectively.
Compensated absences
The Bank has provided for unutilized leave balances as on March 31, 2023 standing to the credit of each employee on an actuarial valuation conducted by an independent actuary.